Revenues and Contract Costs - Revenue Performance Obligations (Details) $ in Billions	Dec. 31, 2018 USD ($)
Wireless | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	$ 10.9
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Wireless | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	$ 5.5
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Wireless | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	$ 2.2
Revenue, remaining performance obligation, expected timing of satisfaction, period
Wireline | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	$ 7.7
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Wireline | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	$ 3.2
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year
Wireline | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	$ 0.9
Revenue, remaining performance obligation, expected timing of satisfaction, period
Customer Contracts that Have Contract Minimum over Total Contract Term | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	$ 3.9
Revenue, remaining performance obligation, expected timing of satisfaction, period	5 years